Quarterly Holdings Report
for
Fidelity® Series Short-Term Credit Fund
May 31, 2022
SS1-NPRT3-0722
1.9863241.107
Nonconvertible Bonds - 68.2%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.1%
NTT Finance Corp.:
0.583% 3/1/24 (b)	2,527,000	2,419,016
1.162% 4/3/26 (b)	5,299,000	4,823,573
		7,242,589
Wireless Telecommunication Services - 0.7%
T-Mobile U.S.A., Inc. 3.5% 4/15/25	4,500,000	4,465,505
TOTAL COMMUNICATION SERVICES		11,708,094
CONSUMER DISCRETIONARY - 2.6%
Automobiles - 2.6%
General Motors Financial Co., Inc.:
1.05% 3/8/24	1,414,000	1,355,084
1.25% 1/8/26	4,954,000	4,452,591
4.15% 6/19/23	5,000,000	5,039,809
Volkswagen Group of America Finance LLC 0.875% 11/22/23 (b)	6,000,000	5,798,176
		16,645,660
CONSUMER STAPLES - 3.3%
Food & Staples Retailing - 0.4%
7-Eleven, Inc.:
0.625% 2/10/23 (b)	1,124,000	1,108,371
0.8% 2/10/24 (b)	1,376,000	1,316,649
		2,425,020
Food Products - 1.3%
Conagra Brands, Inc. 0.5% 8/11/23	4,070,000	3,952,054
McCormick & Co., Inc. 0.9% 2/15/26	5,000,000	4,500,071
		8,452,125
Tobacco - 1.6%
BAT Capital Corp. 3.222% 8/15/24	350,000	347,322
BAT International Finance PLC 1.668% 3/25/26	5,000,000	4,514,598
Imperial Tobacco Finance PLC 3.125% 7/26/24 (b)	5,257,000	5,144,781
		10,006,701
TOTAL CONSUMER STAPLES		20,883,846
ENERGY - 6.7%
Oil, Gas & Consumable Fuels - 6.7%
Canadian Natural Resources Ltd. 2.05% 7/15/25	2,781,000	2,638,078
Enbridge, Inc.:
2.15% 2/16/24	559,000	547,985
2.5% 2/14/25	584,000	567,568
Energy Transfer LP:
3.6% 2/1/23	8,291,000	8,304,390
4.2% 9/15/23	1,668,000	1,688,203
Equinor ASA 1.75% 1/22/26	909,000	858,338
Kinder Morgan Energy Partners LP 3.5% 9/1/23	2,729,000	2,738,119
Kinder Morgan, Inc. 3.15% 1/15/23	4,100,000	4,115,854
MPLX LP:
1.75% 3/1/26	5,000,000	4,573,175
3.375% 3/15/23	3,922,000	3,939,159
4.5% 7/15/23	990,000	1,001,744
Occidental Petroleum Corp. 2.9% 8/15/24	2,098,000	2,045,550
Phillips 66 Co. 3.7% 4/6/23	3,533,000	3,551,704
Pioneer Natural Resources Co. 0.55% 5/15/23	4,724,000	4,620,222
Western Gas Partners LP 3 month U.S. LIBOR + 1.850% 2.6214% 1/13/23 (c)(d)	1,756,000	1,740,196
		42,930,285
FINANCIALS - 39.7%
Banks - 23.8%
Bank of America Corp.:
0.976% 4/22/25 (c)	10,000,000	9,508,943
1.843% 2/4/25 (c)	5,500,000	5,353,996
Barclays PLC:
1.007% 12/10/24 (c)	3,245,000	3,109,929
3.932% 5/7/25 (c)	10,000,000	9,985,712
4.338% 5/16/24 (c)	10,000,000	10,080,269
Citigroup, Inc. 4.4% 6/10/25	326,000	329,537
Danske Bank A/S 3.875% 9/12/23 (b)	3,793,000	3,808,327
HSBC Holdings PLC:
0.976% 5/24/25 (c)	6,000,000	5,662,146
1.645% 4/18/26 (c)	4,469,000	4,160,150
Intesa Sanpaolo SpA 3.375% 1/12/23 (b)	5,000,000	4,994,072
JPMorgan Chase & Co.:
0.824% 6/1/25 (c)	9,763,000	9,256,358
1.514% 6/1/24 (c)	4,680,000	4,614,400
2.083% 4/22/26 (c)	5,000,000	4,753,923
3.22% 3/1/25 (c)	5,000,000	4,971,910
Lloyds Banking Group PLC 0.695% 5/11/24 (c)	4,010,000	3,906,834
Mitsubishi UFJ Financial Group, Inc.:
0.848% 9/15/24 (c)	6,000,000	5,812,350
0.953% 7/19/25 (c)	5,000,000	4,714,299
2.193% 2/25/25	6,000,000	5,766,923
Mizuho Financial Group, Inc. 0.849% 9/8/24 (c)	2,945,000	2,848,682
National Bank of Canada 0.55% 11/15/24 (c)	2,428,000	2,332,237
NatWest Group PLC:
2.359% 5/22/24 (c)	3,422,000	3,386,025
3.875% 9/12/23	5,847,000	5,881,193
NatWest Markets PLC 0.8% 8/12/24 (b)	3,125,000	2,934,528
Santander Holdings U.S.A., Inc.:
3.4% 1/18/23	5,000,000	5,009,247
3.5% 6/7/24	4,731,000	4,706,864
Societe Generale:
2.625% 10/16/24 (b)	908,000	884,168
3.875% 3/28/24 (b)	3,557,000	3,558,645
Sumitomo Mitsui Financial Group, Inc. 1.474% 7/8/25	5,000,000	4,665,713
Synovus Financial Corp. 3.125% 11/1/22	5,000,000	5,005,471
Wells Fargo & Co.:
1.654% 6/2/24 (c)	5,000,000	4,933,695
2.164% 2/11/26 (c)	5,000,000	4,778,373
		151,714,919
Capital Markets - 6.4%
Credit Suisse AG 0.495% 2/2/24	5,000,000	4,771,755
Deutsche Bank AG New York Branch:
0.898% 5/28/24	1,760,000	1,667,316
1.447% 4/1/25 (c)	4,153,000	3,941,630
2.222% 9/18/24 (c)	9,466,000	9,225,779
Morgan Stanley:
0.79% 5/30/25 (c)	11,000,000	10,381,570
3.737% 4/24/24 (c)	6,026,000	6,051,949
UBS Group AG 1.008% 7/30/24 (b)(c)	5,345,000	5,199,463
		41,239,462
Consumer Finance - 6.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	3,012,000	2,823,619
1.75% 1/30/26	4,184,000	3,736,118
4.125% 7/3/23	2,112,000	2,110,303
4.875% 1/16/24	1,464,000	1,474,460
Ally Financial, Inc.:
1.45% 10/2/23	789,000	771,193
3.05% 6/5/23	3,662,000	3,663,945
5.125% 9/30/24	4,280,000	4,414,824
Capital One Financial Corp. 1.343% 12/6/24 (c)	2,500,000	2,412,783
Ford Motor Credit Co. LLC 4.14% 2/15/23	3,116,000	3,119,428
Hyundai Capital America 1% 9/17/24 (b)	5,519,000	5,186,353
Synchrony Financial:
4.25% 8/15/24	5,352,000	5,360,855
4.375% 3/19/24	5,198,000	5,239,480
		40,313,361
Diversified Financial Services - 1.6%
Athene Global Funding:
0.95% 1/8/24 (b)	5,259,000	5,027,753
1% 4/16/24 (b)	5,000,000	4,748,162
Equitable Holdings, Inc. 3.9% 4/20/23	340,000	342,756
		10,118,671
Insurance - 1.6%
American International Group, Inc. 2.5% 6/30/25	5,000,000	4,826,221
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (b)	2,318,000	2,132,916
Pacific Life Global Funding II 1.2% 6/24/25 (b)	3,430,000	3,177,926
		10,137,063
TOTAL FINANCIALS		253,523,476
HEALTH CARE - 0.7%
Pharmaceuticals - 0.7%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	4,500,000	4,539,506
INDUSTRIALS - 5.3%
Aerospace & Defense - 1.9%
The Boeing Co.:
1.167% 2/4/23	4,219,000	4,162,137
1.95% 2/1/24	5,000,000	4,875,085
4.875% 5/1/25	3,000,000	3,035,840
		12,073,062
Airlines - 0.7%
Delta Air Lines, Inc. 2.9% 10/28/24	4,794,000	4,601,641
Commercial Services & Supplies - 0.9%
Republic Services, Inc. 0.875% 11/15/25	6,080,000	5,535,284
Machinery - 0.2%
Daimler Trucks Finance North America LLC 1.625% 12/13/24 (b)	1,475,000	1,406,682
Trading Companies & Distributors - 1.6%
Air Lease Corp.:
0.7% 2/15/24	2,107,000	1,999,086
0.8% 8/18/24	2,623,000	2,446,888
International Lease Finance Corp. 5.875% 8/15/22	5,731,000	5,760,338
		10,206,312
TOTAL INDUSTRIALS		33,822,981
INFORMATION TECHNOLOGY - 3.6%
Electronic Equipment & Components - 0.5%
Dell International LLC/EMC Corp. 5.45% 6/15/23	3,149,000	3,211,186
IT Services - 1.1%
The Western Union Co.:
2.85% 1/10/25	1,063,000	1,035,949
4.25% 6/9/23	6,026,000	6,104,973
		7,140,922
Semiconductors & Semiconductor Equipment - 0.5%
Microchip Technology, Inc. 0.983% 9/1/24 (b)	3,079,000	2,894,252
Software - 1.5%
VMware, Inc.:
0.6% 8/15/23	5,987,000	5,807,371
1% 8/15/24	3,937,000	3,722,266
		9,529,637
TOTAL INFORMATION TECHNOLOGY		22,775,997
MATERIALS - 0.5%
Chemicals - 0.5%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (b)	3,323,000	3,335,607
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
American Tower Corp. 1.3% 9/15/25	1,905,000	1,754,626
Crown Castle International Corp. 1.35% 7/15/25	444,000	410,780
		2,165,406
UTILITIES - 3.6%
Electric Utilities - 0.8%
FirstEnergy Corp.:
1.6% 1/15/26	476,000	431,611
2.05% 3/1/25	2,724,000	2,536,861
Southern Co. 0.6% 2/26/24	2,247,000	2,148,892
		5,117,364
Gas Utilities - 1.4%
CenterPoint Energy Resources Corp. 3 month U.S. LIBOR + 0.500% 1.0043% 3/2/23 (c)(d)	2,974,000	2,966,255
ONE Gas, Inc. 0.85% 3/11/23	6,230,000	6,137,288
		9,103,543
Independent Power and Renewable Electricity Producers - 0.4%
Emera U.S. Finance LP 0.833% 6/15/24	2,827,000	2,661,618
Multi-Utilities - 1.0%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.650% 1.4351% 5/13/24 (c)(d)	4,294,000	4,238,785
NiSource, Inc. 0.95% 8/15/25	1,953,000	1,788,456
		6,027,241
TOTAL UTILITIES		22,909,766
TOTAL NONCONVERTIBLE BONDS (Cost $451,175,346)		435,240,624

U.S. Treasury Obligations - 3.7%
	Principal Amount (a)	Value ($)
U.S. Treasury Notes:
0.375% 8/15/24	10,500,000	10,004,531
0.75% 8/31/26	15,000,000	13,757,810
TOTAL U.S. TREASURY OBLIGATIONS (Cost $23,782,660)		23,762,341

U.S. Government Agency - Mortgage Securities - 2.4%
	Principal Amount (a)	Value ($)
Fannie Mae - 1.9%
3% 7/1/36	6,309,984	6,249,402
4.5% 3/1/39 to 9/1/49	4,535,095	4,703,333
5.5% 11/1/34	1,145,164	1,224,388
7.5% 11/1/31	246	272
TOTAL FANNIE MAE		12,177,395
Freddie Mac - 0.5%
3% 2/1/34	3,173,976	3,175,170
8.5% 5/1/26 to 7/1/28	12,430	13,450
TOTAL FREDDIE MAC		3,188,620
Ginnie Mae - 0.0%
7% to 7% 1/15/25 to 8/15/32	131,810	142,346
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $16,209,830)		15,508,361

Asset-Backed Securities - 12.7%
	Principal Amount (a)	Value ($)
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (b)	766,000	753,736
CarMax Auto Owner Trust:
Series 2018-4 Class A3, 3.36% 9/15/23	132,465	132,626
Series 2021-1 Class A3, 0.34% 12/15/25	3,598,000	3,527,865
Carvana Auto Receivables Trust Series 2021-P2 Class A3, 0.49% 3/10/26	5,196,000	5,026,602
Cent CLO LP Series 2021-21A Class A1R3, 3 month U.S. LIBOR + 0.970% 2.1949% 7/27/30 (b)(c)(d)	6,060,000	5,981,220
Chesapeake Funding II LLC Series 2019-1A Class A1, 2.94% 4/15/31 (b)	536,991	537,171
Countrywide Home Loans, Inc. Series 2004-2 Class 3A4, 1 month U.S. LIBOR + 0.500% 1.5057% 7/25/34 (c)(d)	108,398	102,389
Dell Equipment Finance Trust:
Series 2019-2 Class A3, 1.91% 10/22/24 (b)	274,741	274,736
Series 2021-1 Class A3, 0.43% 5/22/26 (b)	2,373,000	2,313,782
Donlen Fleet Lease Funding Series 2021-2 Class A2, 0.56% 12/11/34 (b)	2,915,095	2,848,998
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 2.1443% 4/15/31 (b)(c)(d)	5,850,000	5,729,671
Enterprise Fleet Financing LLC:
Series 2020-2 Class A2, 0.61% 7/20/26 (b)	3,681,399	3,589,619
Series 2021-1 Class A2, 0.44% 12/21/26 (b)	1,635,878	1,592,431
Exeter Automobile Receivables Trust Series 2021-2A Class A3, 0.3% 10/15/24	1,155,598	1,153,160
GMF Floorplan Owner Revolving Trust Series 2020-1 Class A, 0.68% 8/15/25 (b)	2,239,000	2,173,412
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (b)(c)	1,975,000	1,964,339
Marlette Funding Trust Series 2021-2A Class A, 0.51% 9/15/31 (b)	1,468,251	1,455,853
MMAF Equipment Finance LLC Series 2019-B Class A3, 2.01% 12/12/24 (b)	2,977,524	2,954,755
Niagara Park CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.000% 2.0443% 7/17/32 (b)(c)(d)	6,160,000	6,016,041
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 2.2507% 1/25/36 (c)(d)	171,832	170,708
Prpm 2021-5, LLC Series 2021-5 Class A1, 1.793% 6/25/26 (b)(c)	3,625,154	3,383,914
Santander Retail Auto Lease Trust Series 2021-A Class A3, 0.51% 7/22/24 (b)	3,228,000	3,137,829
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.960% 2.4037% 11/18/30 (b)(c)(d)	6,386,000	6,282,662
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 1.8657% 9/25/34 (c)(d)	124,025	121,322
Upstart Securitization Trust:
Series 2021-1 Class A, 0.87% 3/20/31 (b)	88,045	87,250
Series 2021-2 Class A, 0.91% 6/20/31 (b)	1,588,267	1,556,161
Series 2021-3 Class A, 0.83% 7/20/31 (b)	2,650,939	2,587,589
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 2.2891% 12/26/50 (b)	1,122,921	1,087,467
Series 2021-NPL2 Class A1, 2.115% 3/27/51 (b)	3,994,252	3,836,088
Series 2021-NPL3 Class A1, 1.743% 5/25/51 (b)(c)	4,967,213	4,756,234
Voya CLO Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 0.950% 1.9943% 4/17/30 (b)(c)(d)	6,000,000	5,917,440
TOTAL ASSET-BACKED SECURITIES (Cost $83,017,594)		81,053,070

Collateralized Mortgage Obligations - 1.6%
	Principal Amount (a)	Value ($)
Private Sponsor - 1.2%
Ajax Mortgage Loan Trust sequential payer Series 2021-B Class A, 2.239% 6/25/66 (b)(c)	2,122,600	1,993,375
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	1,112,833	1,073,209
Cascade Funding Mortgage Trust:
Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)	1,188,910	1,172,997
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	1,373,821	1,355,504
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 1.9739% 8/25/60 (b)(c)(d)	162,368	162,240
Preston Ridge Partners Mortgage Trust Series 2021-2 Class A1, 2.115% 3/25/26 (b)	2,073,306	1,997,014
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.1915% 7/20/34 (c)(d)	1,334	1,268
TOTAL PRIVATE SPONSOR		7,755,607
U.S. Government Agency - 0.4%
Fannie Mae:
floater Series 2015-27 Class KF, 1 month U.S. LIBOR + 0.300% 1.3057% 5/25/45 (c)(d)	559,594	560,030
sequential payer Series 2001-40 Class Z, 6% 8/25/31	47,724	50,052
Series 2016-27:
Class HK, 3% 1/25/41	572,176	564,531
Class KG, 3% 1/25/40	260,255	256,780
Series 2016-42 Class FL, 1 month U.S. LIBOR + 0.350% 1.3557% 7/25/46 (c)(d)	643,116	645,653
Freddie Mac:
sequential payer:
Series 2015-4433 Class DE, 2% 8/15/32	7,001	6,988
Series 2015-4437 Class DE, 2% 10/15/32	14,276	14,245
Series 3949 Class MK, 4.5% 10/15/34	312,362	321,867
TOTAL U.S. GOVERNMENT AGENCY		2,420,146
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,489,792)		10,175,753

Commercial Mortgage Securities - 10.9%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	1,502,000	1,444,317
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 1.625% 9/15/26 (b)(c)(d)	3,055,000	2,892,370
BX Commercial Mortgage Trust floater Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 1.5273% 5/15/38 (b)(c)(d)	2,400,000	2,303,859
BX Trust:
floater sequential payer Series 2021-SOAR Class A, 1.545% 6/15/38 (b)(c)	2,668,000	2,559,525
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.875% 4/15/34 (b)(c)(d)	2,450,000	2,399,337
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (b)	4,906,284	4,501,174
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	3,269,673	2,947,576
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 1.8247% 11/15/36 (b)(c)(d)	1,128,000	1,098,002
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.995% 6/15/34 (b)(c)(d)	4,287,704	4,189,787
Citigroup Commercial Mortgage Trust sequential payer:
Series 2012-GC8 Class A/S, 3.683% 9/10/45 (b)	5,188,000	5,184,545
Series 2013-GC17 Class A4, 4.131% 11/10/46	2,062,000	2,080,331
COMM Mortgage Trust:
Series 2012-CR4 Class ASB, 2.436% 10/15/45	29,493	29,470
Series 2013-LC6 Class ASB, 2.478% 1/10/46	214,892	214,782
Credit Suisse Mortgage Trust sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	698,887	650,858
CSAIL Commercial Mortgage Trust sequential payer Series 19-C15 Class A2, 3.4505% 3/15/52	2,312,800	2,283,584
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 1.625% 7/15/32 (b)(c)(d)	1,279,000	1,204,919
Extended Stay America Trust floater Series 2021-ESH Class A, 1 month U.S. LIBOR + 1.080% 1.955% 7/15/38 (b)(c)(d)	1,283,103	1,254,195
GS Mortgage Securities Trust:
sequential payer Series 2014-GC18 Class AAB, 3.648% 1/10/47	18,145	18,220
Series 2011-GC5 Class A/S, 5.1589% 8/10/44 (b)(c)	4,866,609	4,854,357
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	4,408,000	4,409,256
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-LC9 Class A/S, 3.3533% 12/15/47 (b)	5,346,000	5,335,875
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 1.875% 9/15/29 (b)(c)(d)	1,930,387	1,904,503
Series 2012-C8 Class A/S, 3.4239% 10/15/45 (b)	1,245,000	1,244,052
LIFE Mortgage Trust floater Series 2021-BMR Class A, 1 month U.S. LIBOR + 0.700% 1.575% 3/15/38 (b)(c)(d)	2,416,141	2,313,292
Merit floater Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 1.575% 7/15/38 (b)(c)(d)	1,360,000	1,306,341
Morgan Stanley Capital I Trust sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	3,286,000	3,188,924
UBS-Barclays Commercial Mortgage Trust:
floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 1.6331% 4/10/46 (b)(c)(d)	3,807,000	3,796,578
sequential payer Series 2013-C6 Class ASB, 2.7877% 4/10/46	498,296	498,316
Series 2012-C2 Class ASEC, 4.179% 5/10/63 (b)	2,654,000	2,649,907
WF-RBS Commercial Mortgage Trust sequential payer:
Series 2013-C12 Class ASB, 2.838% 3/15/48	90,124	90,172
Series 2013-C14 Class ASB, 2.977% 6/15/46	168,101	168,156
Series 2013-C16 Class ASB, 3.963% 9/15/46	292,200	293,666
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $71,906,678)		69,310,246

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (e) (Cost $6,638,233)	6,636,906	6,638,233

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $663,220,133)	641,688,628
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(3,174,327)
NET ASSETS - 100.0%	638,514,301

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $212,235,956 or 33.2% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	14,535,105	812,963,953	820,860,825	31,073	-	-	6,638,233	0.0%
Fidelity Securities Lending Cash Central Fund 0.82%	-	77,654,906	77,654,906	8,756	-	-	-	0.0%
Total	14,535,105	890,618,859	898,515,731	39,829	-	-	6,638,233

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds and U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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